Consolidated Shareholders' Equity - Summary of Number of Restricted Shares Not Yet Fully Vested (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Restricted shares
Disclosure of classes of share capital [Line Items]
Total expense for restricted share plans	€ 108	€ 105
Number of shares not yet fully vested (in shares)	10,127,545	9,559,052
Restricted share plan 2023
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	3,837,974	0
Restricted share plan 2022
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	3,226,321	3,341,379
Restricted share plan 2021
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	2,996,101	3,281,880
Restricted share plan 2020
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	67,149	2,935,793